Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Share-Based Compensation.
Share-Based Compensation

13. Share-Based Compensation

In July 2014, the Group adopted the 2014 Share Incentive Plan (“the 2014 Plan”), which allows the Group to offer a variety of share-based incentive awards to employees, officers, and directors. The maximum number of shares that may be issued pursuant to all awards under the 2014 Plan shall initially be 17,570,281 ordinary shares, and will be increased automatically by 5% of the then total outstanding shares on an as-converted fully diluted basis on each of the third, sixth and ninth anniversaries of the effective date of the 2014 Plan. In December 2015, the Group amended the 2014 Plan to increase the number of shares reserved for future awards under the 2014 Plan by 9,367,739 ordinary shares to 26,938,020 ordinary shares.

Share Options:

On July 1, 2014 and April 2, 2015, the Group granted 12,056,000 and 1,061,600 options to purchase ordinary shares to certain employees at an exercise price of $0.48 and $1.00 per share, respectively. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

Replacement of the Company’s option for Scepter’s option (“Options Replacement Program”).

Effective upon the Company’s IPO and in connection with its acquisition of Scepter (“Replacement Date”), the Company exchanged 2,525,000 of its options (“Replacement Options”) under the 2014 Plan for the 505,000 of the options (“Replaced Options”) that had been previously granted to certain employees of Scepter and E-House under Scepter’s 2014 Share Incentive Plan (“Scepter Plan”), with other terms unchanged. The Company capitalized $2,239,909 as part of the cost of acquiring Scepter in regard to the Options Replacement Program, which the Company computed as the sum of (1) the Replacement Date fair value of the Replaced Options granted to the employees of E-House, and (2) the fair value of the Replaced Options granted to the employees of Scepter on the Replacement Date multiplied by the ratio of pre-acquisition services to the requisite service period of such Replaced Options, which is the same as the requisite service period of the Replacement Options. The amount of $600,761, which represented the difference between the total fair value of the Replacement Options granted to employees of Scepter on the Replacement Date and the amount capitalized as part of the cost of acquiring Scepter will be recognized over the remaining requisite service period of approximately 1.7 years.

The Group used the binomial model to estimate the fair value of options using the following assumptions:

	July 1, 2014	April 2, 2015	July 16, 2015
Risk-free rate of return	3.18%	2.52%	2.96%
Contractual life of option	10 years	10 years	10 years
Estimated volatility rate	60.57%	58.86%	58.85%
Expected dividend yield	0%	0%	0%
Fair value of underlying ordinary shares	0.60	1.24	1.67

The Group estimated the risk free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD and adjusted for country risk premium of PRC at the option valuation date. The expected volatility at the date of grant date and option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Prior to the Company’s IPO, the estimated fair value of the ordinary shares underlying the options as of the grant date was determined based on a contemporaneous valuation, which used management’s best estimation for projected cash flows as of the valuation date. Subsequent to July 16, 2015, the Group uses the current share price as the fair value of underlying ordinary shares.

The Company recorded compensation expense of nil, $498,756 and $2,520,565 for the years ended December 31, 2013, 2014 and 2015. There were no options exercised during the years ended December 31, 2014 and 2015, respectively.

A summary of option activity under the 2014 Plan during the year ended December 31, 2015.

	Number of Options	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding, as of January 1, 2015	12,028,400	0.48	—	—
Granted	1,061,600	1.00	—	—
Replacement under the Options Replacement Program	2,525,000	0.73	—	—
Forfeited	(548,900)	0.48	—	—

Outstanding, as of December 31, 2015	15,066,100	0.56	8.6	1.1

Vested and expected to vest as of December 31, 2015	13,971,533	0.56	8.6	1.1
Exercisable as of December 31, 2015	—	—	—	—

As of December 31, 2015, there was $3,428,129 of total unrecognized compensation expense related to unvested share options granted under the 2014 Plan. That cost is expected to be recognized over a weighted-average period of 1.6 years.

Non-vested restricted shares:

On August 26, 2015, the Company granted 2,680,400 restricted shares to certain senior management and independent directors. The fair value of the restricted shares on grant date is $ 1.45. The restricted shares vest ratably at each grant date anniversary over a period of three years.

A summary of restricted share activity under the 2014 Plan during the year ended December 31, 2015.

	Number of Shares	Weighted Average Grant-date Fair Value

Unvested, as of January 1, 2015	—
Granted	2,680,400	1.45
Forfeited	—

Unvested, as of December 31, 2015	2,680,400	1.45

The total fair value of non-vested restricted shares vested in 2015 was $3,886,580. The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. The Company recorded compensation expense of 623,558 for the year ended December 31, 2015. As of December 31, 2015, there was $3,263,022 of total unrecognized compensation expense related to unvested restricted shares granted under the 2014 Plan. That cost is expected to be recognized over a weighted-average period of 2.5 years.